CONSOLIDATED STATEMENTS OF EQUITY - Southwest - USD ($) $ in Thousands	Total	Southwest Gas Corporation	Common Stock	Common Stock Southwest Gas Corporation	Additional paid-in capital	Additional paid-in capital Southwest Gas Corporation	Accumulated other comprehensive loss	Accumulated other comprehensive loss Southwest Gas Corporation	Retained earnings	Retained earnings Southwest Gas Corporation
Common stock, outstanding (in shares)			53,026,000
Beginning balance at Dec. 31, 2018			$ 54,656		$ 1,305,769	$ 1,065,242	$ (52,668)	$ (49,049)	$ 944,285	$ 717,155
Share-based compensation						3,905				(618)
Contributions from Southwest Gas Holdings, Inc.						159,936
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							(8,643)	(8,643)
FSIRS amounts reclassified to net income, net of tax	$ 2,541	$ 2,541					2,541	2,541
Net income									213,936	163,171
Dividends declared to Southwest Gas Holdings, Inc.									(119,149)	(97,600)
Ending balance at Dec. 31, 2019	2,505,914	2,005,152	$ 56,637	$ 49,112	1,466,937	1,229,083	(56,732)	(55,151)	1,039,072	782,108
Common stock, outstanding (in shares)			55,007,000	47,482,000
Share-based compensation						3,340				(780)
Contributions from Southwest Gas Holdings, Inc.						177,922
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							(8,451)	(8,451)
FSIRS amounts reclassified to net income, net of tax	2,467	2,467					2,467	2,467
Net income									232,324	159,118
Dividends declared to Southwest Gas Holdings, Inc.									(128,905)	(105,300)
Ending balance at Dec. 31, 2020	$ 2,674,953	2,233,468	$ 58,823	$ 49,112	1,609,155	1,410,345	(61,003)	(61,135)	1,067,978	835,146
Common stock, outstanding (in shares)	57,192,925		57,193,000	47,482,000
Share-based compensation						5,983				(854)
Contributions from Southwest Gas Holdings, Inc.						202,583
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							12,570	12,570
FSIRS amounts reclassified to net income, net of tax	$ 1,652	1,652					1,652	1,652
Net income									200,779	187,135
Dividends declared to Southwest Gas Holdings, Inc.									(142,428)	(114,600)
Ending balance at Dec. 31, 2021	$ 2,953,820	$ 2,527,937	$ 62,052	$ 49,112	$ 1,824,216	$ 1,618,911	$ (46,761)	$ (46,913)	$ 1,114,313	$ 906,827
Common stock, outstanding (in shares)	60,422,081		60,422,000	47,482,000